Business Combinations - Pro Forma Financial Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combinations 2021
Business Acquisition [Line Items]
Revenues	$ 149,295
Net income (loss)	$ (57,766)
Business Combinations 2020
Business Acquisition [Line Items]
Revenues		$ 126,999
Net income (loss)		$ (7,902)